Class K [Member] Expense Example - Class K - BLACKROCK MULTI-ASSET INCOME PORTFOLIO - Class K Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 765